Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Results of Operations (Unaudited)

11. Quarterly Results of Operations (Unaudited)

The following is a summary of our unaudited quarterly results of operations for the years ended December 31, 2012 and 2011 (in thousands) including the effects of discontinued operations. The sum of individual quarterly amounts may not agree to the annual amounts included in the consolidated statements of income due to rounding.

	Year Ended December 31, 2012
	1st Quarter(1)	2nd Quarter(2)	3rd Quarter(3)	4th Quarter(4)
Total revenues	$29,231	$31,109	$31,502	$31,330

Net income	$6,016	$3,613	$1,767	$(2,803)

Net income allocable to stockholders	$3,560	$2,255	$1,130	$(1,807)

Earnings per common share allocable to stockholders
Basic	$0.18	$0.11	$0.05	$(0.08)
Diluted	$0.18	$0.11	$0.05	$(0.08)

	Year Ended December 31, 2011
	1st Quarter(5)	2nd Quarter	3rd Quarter(6)	4th Quarter(7)
Total revenues	$20,835	$25,835	$22,994	$27,384

Net income	$1,716	$7,002	$314	$2,281

Net income allocable to stockholders	$933	$3,809	$171	$1,293

Earnings per common share allocable to stockholders
Basic	$0.08	$0.26	$0.01	$0.08
Diluted	$0.07	$0.26	$0.01	$0.08

(1)	The results include $0.7 million of impairment in the first quarter.
(2)	The results include $3.7 million of impairment in the second quarter.
(3)	The results include $1.8 million of impairment and $2.8 million of reserve for uncollectible loan receivables in the third quarter.
(4)	The results include $5.0 million of impairment and $0.2 million of reserve for uncollectible loan receivables in the fourth quarter.
(5)	The results include $3.0 million in straight-line rent write-offs and $3.1 million in deferred financing costs write-offs in connection with the senior note issuance during the first quarter.
(6)	The results include $3.5 million in straight-line rent write-offs, $2.2 million of indemnity expense related to an operator transition, and $0.9 million of impairment recognized in the third quarter.
(7)	The results include $5.2 million of impairment recognized in the fourth quarter.

Aviv Healthcare Properties Limited Partnership and Subsidiaries
Quarterly Results of Operations (Unaudited)

11. Quarterly Results of Operations (Unaudited)

The following is a summary of our unaudited quarterly results of operations for the years ended December 31, 2012 and 2011 (in thousands) including the effects of discontinued operations. The sum of individual quarterly amounts may not agree to the annual amounts included in the consolidated statements of income due to rounding.

	Year Ended December 31, 2012
	1 st Quarter(1)	2 nd Quarter(2)	3 rd Quarter(3)	4 th Quarter(4)
Total revenues	$29,231	$31,109	$31,502	$31,330

Net income	$6,016	$3,613	$1,767	$(2,803)

Net income allocable to common units	$6,016	$3,613	$1,767	$(2,803)

	Year Ended December 31, 2011
	1 st Quarter(5)	2 nd Quarter	3 rd Quarter(6)	4 th Quarter(7)
Total revenues	$20,835	$25,835	$22,994	$27,384

Net income	$1,716	$7,002	$314	$2,281

Net income allocable to common units	$1,716	$7,002	$314	$2,281

(1)	The results include $0.7 million of impairment in the first quarter.
(2)	The results include $3.7 million of impairment in the second quarter.
(3)	The results include $1.8 million of impairment and $2.8 million of reserve for uncollectible loan receivables in the third quarter.
(4)	The results include $5.0 million of impairment and $0.2 million of reserve for uncollectible loan receivables in the fourth quarter.
(5)	The results include $3.0 million in straight-line rent write-offs and $3.1 million in deferred financing costs write-offs in connection with the senior note issuance during the first quarter.
(6)	The results include $3.5 million in straight-line rent write-offs, $2.2 million of indemnity expense related to an operator transition, and $0.9 million of impairment recognized in the third quarter.
(7)	The results include $5.2 million of impairment recognized in the fourth quarter.